Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended		9 Months Ended
	Apr. 09, 2012	Dec. 14, 2011	Sep. 30, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Basis of Presentation
Equity interest sold (as a percent)		100.00%
Number of business segments			1
Reverse Stock Split
Conversion ratio of reverse stock split	0.25
Fair value of financial instruments
Non-recourse notes payable, held in TCD					$ 66,000,000
Assets:
Marketable Securities Noncurrent Maximum Period			5 years
Marketable securities			37,256,000		8,964,000
Marketable securities - restricted			275,000	245,000	261,000
Marketable securities - noncurrent			1,804,000
Liabilities:
Warrant liability			1,463,000	697,000
Supernus Executive Retirement Plan (SERP)
Fair value of financial instruments
Number of executives for whom SERP was established			2
Quoted Prices in Active Markets (Level 1)
Assets:
Cash and cash equivalents			23,412,000	48,544,000	23,740,000
Marketable securities					1,024,000
Cash and cash equivalents - restricted					1,453,000
Total assets at fair value			23,412,000	48,544,000	26,217,000
Significant Other Observable Inputs (Level 2)
Assets:
Marketable securities			37,256,000		7,940,000
Marketable securities - restricted			275,000	245,000	261,000
Marketable securities - noncurrent			1,804,000
Total assets at fair value			39,335,000	245,000	8,201,000
Significant Unobservable Inputs (Level 3)
Liabilities:
Warrant liability			1,463,000	697,000
Total Carrying Value
Assets:
Cash and cash equivalents			23,412,000	48,544,000	23,740,000
Marketable securities			37,256,000		8,964,000
Marketable securities - restricted			275,000	245,000	261,000
Marketable securities - noncurrent			1,804,000
Cash and cash equivalents - restricted					1,453,000
Total assets at fair value			62,747,000	48,789,000	34,418,000
Liabilities:
Warrant liability			$ 1,463,000	$ 697,000